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BLANKK
THIRD QUARTER REPORT
July 31, 2026 (Unaudited)
Columbia Seligman Global Technology Fund

Portfolio of Investments
Columbia Seligman Global Technology Fund, July 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Seligman Global Technology Fund | 2026
2
Issuer . Shares
.
Value ($)
Common Stocks 98 .2%
Canada 0.2%
Celestica, Inc.
(a)
26,310 8,720,186
Germany 0.2%
TeamViewer SE
(a),(b)
1,168,755 8,161,500
Israel 1.2%
Check Point Software Technologies Ltd.
(a)
159,248 20,245,198
Wix.com Ltd.
(a)
600,739 33,058,667
Total 53,303,865
Japan 0.8%
Rigaku Holdings Corp. 2,923,800 37,004,680
Netherlands 1.5%
NXP Semiconductors NV 289,771 66,403,922
Singapore 0.1%
Grab Holdings Ltd., Class A
(a)
1,451,700 5,080,950
South Korea 0.1%
DoubleDown Interactive Co. Ltd. ADR
(a)
384,158 4,448,550
Taiwan 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR 200,392 81,008,466
United Kingdom 0.3%
Klarna Group PLC
(a)
749,340 14,192,500
United States 92.0%
Adeia, Inc. 1,359,260 36,224,279
Advanced Energy Industries, Inc. 152,198 44,064,365
Airbnb, Inc., Class A
(a),(c)
248,066 37,586,960
Alphabet, Inc., Class A 468,186 166,735,081
Alphabet, Inc., Class C 201,187 71,753,344
Amazon.com, Inc.
(a)
201,536 54,733,148
American Electric Power Co., Inc. 207,598 26,541,404
Amphenol Corp., Class A 404,117 64,941,602
Apple, Inc.
(c)
476,567 147,216,311
Applied Materials, Inc.
(c)
194,342 98,661,603
Arista Networks, Inc.
(a)
601,394 108,461,407
Atlassian Corp., Class A
(a)
388,690 39,263,520
Bill Holdings, Inc.
(a)
547,823 24,723,252
Block, Inc.
(a)
362,753 29,470,054
Bloom Energy Corp., Class A
(a),(c)
1,737,847 357,666,291
Broadcom, Inc. 577,241 224,708,376
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Cisco Systems, Inc. 507,628 58,879,772
Coherent Corp.
(a)
67,672 17,790,292
Commvault Systems, Inc.
(a)
171,085 20,153,813
Coursera, Inc.
(a)
2,954,414 15,687,938
Docusign, Inc.
(a)
845,543 46,361,123
Dropbox, Inc., Class A
(a)
613,402 19,972,369
eBay, Inc. 160,919 18,346,375
F5, Inc.
(a)
46,317 18,645,835
Fiverr International Ltd.
(a)
474,728 4,239,321
Forgent Power Solutions, Inc., Class A
(a)
220,394 7,332,508
Gen Digital, Inc. 2,898,787 79,571,703
Global Payments, Inc. 770,391 64,774,475
GoDaddy, Inc., Class A
(a)
1,307,532 108,185,198
Hewlett Packard Enterprise Co. 1,720,342 82,404,382
HubSpot, Inc.
(a)
39,330 9,335,369
Intuit, Inc. 59,460 18,793,522
Lam Research Corp. 788,197 230,957,485
Lattice Semiconductor Corp.
(a)
142,390 17,694,805
Lyft, Inc., Class A
(a)
5,808,075 92,116,070
Marvell Technology, Inc. 626,648 117,534,099
Match Group, Inc. 1,987,315 78,320,084
Meta Platforms, Inc., Class A 46,342 25,799,055
Microsoft Corp. 324,675 150,882,966
NetApp, Inc. 438,499 78,272,072
NVIDIA Corp. 1,019,478 204,660,209
ON Semiconductor Corp.
(a)
430,890 35,164,933
Oracle Corp. 277,168 35,995,808
Palo Alto Networks, Inc.
(a)
136,067 45,151,113
Pinterest, Inc., Class A
(a)
4,759,448 114,274,346
QUALCOMM, Inc. 233,977 34,537,345
RingCentral, Inc., Class A 431,491 23,999,529
Salesforce, Inc. 283,978 52,257,632
Semtech Corp.
(a)
281,000 33,107,420
ServiceNow, Inc.
(a)
341,780 38,016,189
Synaptics, Inc.
(a)
673,525 72,282,703
Synopsys, Inc.
(a)
122,956 47,800,375
Take-Two Interactive Software, Inc.
(a)
19,620 4,766,090
Tenable Holdings, Inc.
(a)
1,235,400 40,323,456

Portfolio of Investments
(continued)
Columbia Seligman Global Technology Fund, July 31, 2026 (Unaudited)
Columbia Seligman Global Technology Fund | 2026
3
Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
43,253,570
893,811,467
(846,477,495)
(5,099)
90,582,443
—
520
2,088,600
90,636,825
1
Notes to Portfolio of Investments
At July 31, 2026, securities and/or cash totaling $163,300,075 were pledged as collateral.
Investments in Derivatives
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Teradyne, Inc. 189,477 69,668,798
Trimble, Inc.
(a)
1,415,000 80,060,700
TripAdvisor, Inc.
(a)
1,146,353 16,238,090
Visa, Inc., Class A 263,681 96,541,525
Western Digital Corp. 253,208 137,957,847
Total 4,097,605,736
Total Common Stocks
(Cost $ 2,261,611,307 ) 4,375,930,355
1 1
. Shares
.
Value ($)
Money Market Funds 2 .0%
Columbia Short-Term Cash Fund, 3.813%
(d),(e)
90,636,825 90,582,443
1 1 1
Total Money Market Funds
(Cost $ 90,582,364 ) 90,582,443
Total Investments in Securities
(Cost $ 2,352,193,671 ) 4,466,512,798
Other Assets & Liabilities, Net (8,120,804)
Net Assets 4,458,391,994
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2026, the total value of these securities amounted to $8,161,500, which represents 0.18% of total net assets.
(c) This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(d) The rate shown is the seven-day current annualized yield at July 31, 2026.
(e) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
July 31, 2026 are as follows:
Exchange Traded Option Contracts Written
Call option contracts written
Description
Trading
currency
Notional
amount
Number of
contracts
Exercise
price/Rate
Expiration
date
Premium
received ($) Value ($)
Airbnb, Inc. USD (11,167,024) (737) 155.00 08/21/2026 (304,982) (386,925)
Apple, Inc. USD (6,178,200) (200) 345.00 08/21/2026 (88,753) (9,600)
Apple, Inc. USD (6,178,200) (200) 340.00 08/21/2026 (122,928) (14,800)
Bloom Energy Corp. USD (27,352,149) (1,329) 450.00 08/21/2026 (1,060,129) (31,232)
Bloom Energy Corp. USD (44,557,865) (2,165) 350.00 08/21/2026 (2,112,220) (308,513)
Bloom Energy Corp. USD (39,947,721) (1,941) 230.00 08/21/2026 (1,946,983) (3,222,059)
Total (5,635,995) (3,973,129)
Abbreviation Legend
ADR American Depositary Receipt

Portfolio of Investments
(continued)
Columbia Seligman Global Technology Fund, July 31, 2026 (Unaudited)
Columbia Seligman Global Technology Fund | 2026
4
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Currency Legend
USD US Dollar

3QT220_(09/26)
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